Revenue - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Contract with Customer, Liability, Revenue Recognized	$ 1.6	$ 0.7	$ 3.6	$ 1.2	$ 2.4	$ 1.2
Contractual Obligation, to be Paid, Year One	3.6		3.6		6.2
Contractual Obligation, to be Paid, Year Two	2.7		2.7		2.2
Contractual Obligation, to be Paid, Year Three	1.3		1.3		0.6
Contractual Obligation Due After Third Year	$ 0.4		$ 0.4		$ 0.1